Derivative Financial Instruments - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	£ 765	£ 735
Liabilities	468	516
Cash Flow Hedges
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	171	210
Liabilities	321	196
Cash Flow Hedges | Within One Year
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	51	59
Liabilities	75	39
Cash Flow Hedges | Beyond 5 Years
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	114	149
Liabilities	£ 163	£ 113